Business Combinations	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Business Combinations

4. Business Combinations

Successor

In May 2012, the Company acquired all of the equity interests of TC3 Health, Inc. (“TC3”), a technology-enabled provider of cost containment and payment integrity solutions for healthcare payers.

On November 2, 2011, Merger Sub merged with and into the Company with the Company surviving the Merger. The Merger was accounted for as a reverse acquisition, and as such, the Company’s assets and liabilities have been adjusted to their fair values as of the Merger date.

In connection with the 2011 Transactions, affiliates of General Atlantic LLC (“General Atlantic”), the majority owner of the Company prior to the 2011 Transactions, assigned its rights under the tax receivable agreements to affiliates of Blackstone. This assignment did not affect the Company’s overall payment obligations under the tax receivable agreements; however, because this assignment involved a transaction among owners apart from the consideration transferred for the shares of the Predecessor, the Company reduced the gross consideration transferred in the Merger by $54,525, the fair value of these rights assigned to affiliates of Blackstone.

Predecessor

In May 2011, the Company acquired all or the equity interests of Equiclaim, LLC (“EquiClaim”), a technology-enabled provider of healthcare audit and recovery solutions.

The following table summarizes certain information related to these acquisitions. The preliminary values of the consideration transferred, assets acquired and liabilities assumed in the TC3 acquisition are subject to the receipt of a final valuation.

	Successor		Predecessor
	TC3	Merger	EquiClaim
Total Consideration Fair Value at Acquisition Date:
Cash paid at closing	$61,351	$1,943,218	$39,758
Parent common stock fair value	—	245,000	—
Parent options fair value	—	4,125	—
Other	444	—	(350)

	$61,795	$2,192,343	$39,408

Allocation of the Consideration Transferred:
Cash	$2,340	$206,376	$—
Accounts receivable	4,138	175,514	1,983
Deferred income tax assets	—	1,739	—
Prepaid expenses and other current assets	155	20,226	74
Property and equipment	10,414	278,122	2,331
Other assets	—	4,205	—
Identifiable intangible assets:
Tradename	530	156,000	160
Noncompetition agreements	1,300	11,500	100
Customer relationships	19,000	1,623,000	14,030
Data sublicense	—	31,000	—
Backlog	—	19,000	3,680
Goodwill	39,622	1,443,574	18,079
Accounts payable	—	(12,346)	(98)
Accrued expenses	(5,568)	(149,480)	(931)
Deferred revenues	—	(4,340)	—
Current maturities of long-term debt	—	(11,861)	—
Long-term debt	—	(960,936)	—
Deferred income tax liabilities	(10,052)	(515,725)	—
Tax receivable obligations to related parties	—	(115,237)	—
Other long-term liabilities	(84)	(7,988)	—

Total consideration transferred	$61,795	$2,192,343	$39,408

Acquisition costs in sales, marketing, general and administrative expense:
For the three months ended June 30, 2011	$—	$—	$101
For the three months ended June 30, 2012	$182	$—	$—
For the six months ended June 30, 2011	$—	$—	$350
For the six months ended June 30, 2012	$523	$—	$—

	Successor		Predecessor
	TC3	Merger	EquiClaim
Other Information:
Total consideration Parent common stock (in shares)	—	245,000	—
Gross contractual accounts receivable	$4,370	$181,398	$2,094
Amount not expected to be collected	$232	$5,884	$111
Goodwill expected to be deductible for tax purposes	$—	$—	$39,483

During the six months ended June 30, 2012, the Company retrospectively adjusted the goodwill balance, as of the Merger, primarily to reflect a change in the valuation of the Company’s tax receivable agreements to related parties and deferred income taxes liabilities that were previously recorded on a provisional basis. The retrospective adjustment resulted in a decrease to goodwill, deferred income tax liabilities and tax receivable obligations to related parties in the consolidated balance sheet as of December 31, 2011 of $26,642, $16,088 and $21,821, respectively. In addition, these retrospective adjustments resulted in a decrease to accretion in the consolidated and condensed consolidated statements of operations for the period from November 1, 2011 to December 31, 2011 and for the three months ended March 31, 2012 of $457 and $698, respectively, and an increase (decrease) to income tax benefit for the period from November 1, 2011 to December 31, 2011 and for the three months ended March 31, 2012 of $625 and ($418), respectively, as compared to amounts previously presented.

4. Business Combinations

The Merger

On November 2, 2011, Merger Sub merged with and into the Company with the Company surviving the Merger. The Merger was accounted for as a reverse acquisition, and as such, the Company’s assets and liabilities have been adjusted to their fair values as of the Merger date.

In connection with the 2011 Transactions, General Atlantic assigned its rights under the tax receivable agreements to affiliates of Blackstone. This assignment did not affect the Company’s overall payment obligations under the tax receivable agreements; however, because this assignment involved a transaction among owners apart from the consideration transferred for the shares of the Predecessor, the Company reduced the gross consideration transferred in the Merger by $54,525, the fair value of these rights assigned to affiliates of Blackstone.

Predecessor Acquisitions

In January 2010, the Company acquired all of the voting interest of FutureVision Investment Group, L.L.C. and substantially all of the assets of two related companies, FVTech, Inc. and FVTech Arizona, Inc. (collectively, “FVTech”). FVTech is a provider of outsourced services specializing in electronic data conversion and information management solutions.

In March 2010, the Company acquired Healthcare Technology Management Services, Inc. (“HTMS”), a management consulting company focused primarily on the healthcare payer market.

In June 2010, the Company acquired all of the equity interests of Chapin Revenue Cycle Management, LLC (“Chapin”), a technology-enabled provider of accounts receivable denial and recovery services.

In October 2010, the Company acquired all of the equity interests of Chamberlin Edmonds Holdings Inc. and Chamberlin Edmonds & Associates, Inc. (collectively, “CEA”), a technology-enabled provider of government program eligibility and enrollment services.

In May 2011, the Company acquired all of the equity interests of EquiClaim, LLC (“EquiClaim”), a technology-enabled provider of healthcare audit and recovery solutions.

The following table summarizes certain information related to these acquisitions. The amounts below related to the Merger have been recast to reflect the final allocation of the consideration transferred.

	Successor	Predecessor
	Merger	FVTech	HTMS	Chapin	CEA	EquiClaim
Total Consideration Fair Value at Acquisition Date:
Cash paid at closing	$1,943,218	$20,005	$7,841	$16,096	$209,520	$39,758
Parent common stock fair value	245,000	—	—	—	—	—
Parent options fair value	4,125	—	—	—	—	—
Class A common stock fair value	—	—	2,263	2,554	—	—
Estimated contingent consideration	—	13,850	8,230	3,885	2,364	—
Other	—	303	409	398	85	(350)

	$2,192,343	$34,158	$18,743	$22,933	$211,969	$39,408

Allocation of the Consideration Transferred:
Cash	$206,376	$372	$1,029	$62	$533	$—
Accounts receivable	175,514	1,736	3,270	1,322	14,412	1,983
Deferred income tax assets	1,739	—	—	—	—	—
Prepaid expenses and other current assets	20,226	35	—	46	4,583	74
Property and equipment	278,122	18,423	—	3,065	26,371	2,331
Other assets	4,205	29	—	12	91	—
Identifiable intangible assets:
Tradename	156,000	160	190	50	3,570	160
Noncompetition agreements	11,500	—	3,150	3,350	1,560	100
Customer relationships	1,623,000	560	—	4,640	77,710	14,030
Data sublicense	31,000	—	—	—	—	—
Backlog	19,000	—	1,630	—	16,820	3,680
Goodwill	1,443,574	14,038	12,414	10,895	167,153	18,079
Accounts payable	(12,346)	(338)	(1,786)	(146)	(4,198)	(98)
Accrued expenses	(149,480)	(550)	(1,050)	(363)	(13,674)	(931)
Deferred revenues	(4,340)	—	—	—	—	—
Current maturities of long-term debt	(11,861)	—	(104)	—	(2,850)	—
Long-term debt	(960,936)	—	—	—	(32,300)	—
Deferred income tax liabilities	(515,725)	—	—	—	(46,980)	—
Tax receivable obligations to related parties	(115,237)	—	—	—	—	—
Other long-term liabilities	(7,988)	(307)	—	—	(832)	—

Total consideration transferred	$2,192,343	$34,158	$18,743	$22,933	$211,969	$39,408

Acquisition costs in sales, marketing, general and administrative expense:
For the period from January 1, 2011 to November 1, 2011	$—	$—	$—	$—	$—	$351
For the year ended December 31, 2010	$—	$143	$184	$246	$758	$—

	Successor	Predecessor
	Merger	FVTech	HTMS	Chapin	CEA	EquiClaim
Other Information:
Total consideration Parent common stock (in shares)	245,000	—	—	—	—	—
Total consideration Class A common stock (in shares)	—	—	152,532	209,026	—	—
Gross contractual accounts receivable	$181,398	$1,774	$3,286	$1,720	$15,873	$2,094
Amount not expected to be collected	$5,884	$38	$16	$398	$1,461	$111
Goodwill expected to be deductible for tax purposes	$—	$18,834	$9,339	$18,020	$—	$39,483

Contingent Consideration Information:
Contingent consideration range	N/A	$0 - 40,000	$0 - 14,000	Maximum of 627,080 shares of Class A common stock	N/A	N/A
Remaining performance period applicable	N/A	2012	2012	N/A	N/A	N/A
Type of measurement	N/A	Level 3	Level 3	Level 3	Level 3	N/A
Key assumptions at the acquisition date:
Discount rate	N/A	11.60%	20.50%	N/A	12.60%	N/A
Expected performance	N/A	$1,500 - 27,000	90% probability	20% to 70% probability	N/A	N/A
Class A common stock price	N/A	N/A	N/A	$13.28	N/A	N/A
Marketability discount	N/A	N/A	N/A	8%	N/A	N/A

Increase (decrease) to net income:
Period from November 2, 2011 to December 31, 2011	$—	$2,690	$3,100	$—	$—	$—
Period from January 1, 2011 to November 1, 2011	$—	$4,480	$3,650	$—	$(59)	$—
Year ended December 31, 2010	$—	$6,680	$1,480	$1,134	$—	$—

The Company generally recognizes goodwill attributable to the assembled workforce and expected synergies among the operations of the acquired entities and the Company’s existing operations. In the case of the Company’s prior acquisitions of operating companies, synergies generally have resulted from the elimination of duplicative facilities and personnel costs and cross selling opportunities among the Company’s existing customer base. In the case of the Merger, because opportunities for synergies are more limited, the Company attributed the goodwill to the assembled workforce, the Company’s market position, competitive position, revenue base and industry trends.

Goodwill is generally deductible for federal income tax purposes when a business combination is treated as an asset purchase. Goodwill is generally not deductible for federal income tax purposes when the business combination is treated as a stock purchase.

In November 2011, the Company paid cash of $2,800 in full satisfaction of the former Chapin equityholders contingent right to receive Emdeon Class A common stock.

Pro Forma Information

The following represents the unaudited pro forma results of consolidated operations as if the Merger had been reflected in the operating results beginning January 1, 2010, the CEA acquisition had been reflected in the operating results beginning January 1, 2009 and the eRx acquisition had been included in the operating results beginning January 1, 2008.

	Pro Forma Year Ended December 31,
	2011	2010	2009
Revenues	$1,121,950	$1,066,623	$1,013,580

Net income (loss) attributable to Emdeon Inc.	$(54,412)	$(70,665)	$2,417

The supplemental pro forma earnings for the years ended December 31, 2011, 2010 and 2009 were adjusted to exclude the following:

	Pro Forma Year Ended December 31,
	2011	2010	2009
2011 Transactions related costs	$84,482	$—	$—
Acquisition costs related to CEA	$—	$758	$218
Transaction related fees paid upon closing of the CEA acquisition	$—	$5,375	$—